FINANCIAL INSTRUMENTS AND RISKS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair Value	R$ 2,445.5	R$ 2,389.1
Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	19,317.8
Fair Value	(140.2)
Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	5,280.6
Fair Value	512.1
U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	14,037.2
Fair Value	(652.3)
Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	118.0
Fair Value	(11.3)
U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	118.0
Fair Value	(11.3)
Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	92.3
Fair Value	(7.7)
U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	92.3
Fair Value	(7.7)
Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	19,528.1
Fair Value	(147.3)
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value	11.9
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value	11.9
Later than one year and not later than two years [member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	18,733.6
Fair Value	(148.8)
Later than one year and not later than two years [member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	5,196.8
Fair Value	512.0
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	13,536.8
Fair Value	(660.8)
Later than one year and not later than two years [member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	116.8
Fair Value	(11.3)
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	116.8
Fair Value	(11.3)
Later than one year and not later than two years [member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	83.9
Fair Value	(7.7)
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	83.9
Fair Value	(7.7)
Later than one year and not later than two years [member] | Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	18,934.3
Fair Value	(155.9)
Later than one year and not later than two years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value	11.9
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value	11.9
Later than two years and not later than three years [member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	584.2
Fair Value	8.6
Later than two years and not later than three years [member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	83.8
Fair Value	0.1
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	500.4
Fair Value	8.5
Later than two years and not later than three years [member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	1.2
Fair Value
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	1.2
Fair Value
Later than two years and not later than three years [member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	8.4
Fair Value
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	8.4
Fair Value
Later than two years and not later than three years [member] | Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	593.8
Fair Value	8.6
Later than two years and not later than three years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than three years and not later than four years [member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than three years and not later than four years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than four years and not later than five years [member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than four years and not later than five years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than five years [member] | Total Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Commodities Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | U S Dollars Risk Portion Of Cost Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total Fixed Asset Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | U S Dollars Risk Portion Of Fixed Assets Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | U S Dollars Risk Portion Of The Expenses Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total Financial Risk Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than five years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value